Investment in Associate (Details Narrative)	12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 AUD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 AUD ($) $ / shares	Jun. 30, 2022 $ / shares	Jun. 30, 2024 AUD ($) shares	Jun. 30, 2023 AUD ($) shares
IfrsStatementLineItems [Line Items]
[custom:ImpairmentOfInvestment] | $		$ 7,687,745
Number of shares | shares	6,600,000		6,600,000			6,600,000	6,600,000
Market price | (per share)	$ 0.713	$ 0.26	$ 2.27	$ 0.61	$ 0.52
Fair value	$ 4,705,800		$ 14,982,000			$ 7,104,167	$ 22,597,351
Snow Lake Resources [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		25.60%